∎ Gabelli Capital Asset Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Shares		Market Value

Common Stocks — 99.4%
Aerospace and Defense — 10.0%
70,000	Aerojet Rocketdyne Holdings Inc.†	$2,792,300
500	Curtiss-Wright Corp.	46,630
11,500	HEICO Corp.	1,203,590
7,500	Honeywell International Inc.	1,234,575
29,000	Kaman Corp.	1,130,130
35,000	Rolls-Royce Holdings plc	58,711

		6,465,936

Automobiles and Components — 0.2%
1,000	BorgWarner Inc.	38,740
8,000	Dana Inc.	98,560
1,750	Garrett Motion Inc.†	6,038

		143,338

Building and Construction — 1.1%
17,500	Herc Holdings Inc.†	693,175

Building Products — 0.6%
20,000	Griffon Corp.	390,800

Commercial and Professional Services — 2.3%
4,200	Rollins Inc.	227,598
11,000	Waste Management Inc.	1,244,870

		1,472,468

Consumer Durables — 4.9%
3,300	Cavco Industries Inc.†	595,023
9,000	Skyline Champion Corp.†	240,930
31,000	Sony Corp., ADR	2,379,250

		3,215,203

Consumer Services — 1.1%
16,000	Boyd Gaming Corp.	491,040
12,000	Canterbury Park Holding Corp.	146,160
48,000	Dover Motorsports Inc.	67,680

		704,880

Consumer Staples — 11.5%
3,000	Archer-Daniels-Midland Co.	139,470
47,000	Brown-Forman Corp., Cl. A	3,227,960
1,800	Bunge Ltd.	82,260
40,000	Danone SA, ADR	515,600
16,500	Diageo plc, ADR	2,271,390
10,400	Fomento Economico Mexicano SAB de CV, ADR	584,376
1,500	National Beverage Corp.†	102,015
3,000	The Coca-Cola Co.	148,110
12,501	Tootsie Roll Industries Inc.	386,281

		7,457,462

Diversified Industrial — 1.5%
1,900	EnPro Industries Inc.	107,179
14,000	ITT Inc.	826,700
1,000	Textron Inc.	36,090

		969,969

Shares		Market Value

Electrical Equipment — 4.8%
19,000	AMETEK Inc.	$1,888,600
20,000	Franklin Electric Co. Inc.	1,176,600
300	Rockwell Automation Inc.	66,204

		3,131,404

Energy — 1.0%
2,000	Chevron Corp.	144,000
7,000	ConocoPhillips	229,880
4,000	Exxon Mobil Corp.	137,320
24,000	RPC Inc.†	63,360
10,000	WPX Energy Inc.†	49,000

		623,560

Entertainment — 4.2%
3,200	The Walt Disney Co.	397,056
76,000	ViacomCBS Inc., Cl. A	2,302,040

		2,699,096

Financials — 13.0%
15,000	American Express Co.	1,503,750
4,000	Bank of America Corp.	96,360
40,800	Griffin Industrial Realty Inc.	2,180,760
4,500	JPMorgan Chase & Co.	433,215
1,500	Marsh & McLennan Companies Inc.	172,050
19,000	Morgan Stanley	918,650
11,500	Ryman Hospitality Properties Inc., REIT	423,200
12,500	State Street Corp.	741,625
38,000	The Bank of New York Mellon Corp.	1,304,920
29,000	Wells Fargo & Co.	681,790

		8,456,320

Health Care — 1.4%
7,500	Covetrus Inc.†	183,000
12,000	Henry Schein Inc.†	705,360
1,000	Patterson Cos. Inc.	24,105

		912,465

Information Technology — 5.9%
15,000	Corning Inc.	486,150
61,000	CTS Corp.	1,343,830
3,600	Diebold Nixdorf Inc.†	27,504
4,000	EchoStar Corp., Cl. A†	99,560
13,000	Texas Instruments Inc.	1,856,270

		3,813,314

Machinery — 10.8%
10,000	CIRCOR International Inc.†	273,500
125,000	CNH Industrial NV†	977,500
11,000	Crane Co.	551,430
2,000	Deere & Co.	443,260
10,000	Flowserve Corp.	272,900
27,000	Graco Inc.	1,656,450
2,400	IDEX Corp.	437,784
25,000	Navistar International Corp.†	1,088,500
7,200	The Eastern Co.	140,544
55,000	The L.S. Starrett Co., Cl. A†	162,250
1,800	Watts Water Technologies Inc., Cl. A	180,270
10,000	Xylem Inc.	841,200

		7,025,588

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∎ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Shares		Market Value

Common Stocks (Continued)
Materials — 7.9%
500	AdvanSix Inc.†	$6,440
8,678	Ampco-Pittsburgh Corp.†	30,286
49,000	Ferro Corp.†	607,600
44,000	Freeport-McMoRan Inc.	688,160
3,000	International Flavors & Fragrances Inc.	367,350
70,000	Myers Industries Inc.	926,100
39,000	Newmont Corp.	2,474,550
1,000	Sensient Technologies Corp.	57,740

		5,158,226

Media — 8.0%
3,000	AMC Networks Inc., Cl. A†	74,130
10,000	Cogeco Inc.	661,259
5,500	Discovery Inc., Cl. A†	119,735
12,000	Discovery Inc., Cl. C†	235,200
11,595	DISH Network Corp., Cl. A†	336,603
6,000	Fox Corp., Cl. A	166,980
96,000	Grupo Televisa SAB, ADR†	593,280
1,500	Liberty Broadband Corp., Cl. A†	212,715
1,800	Liberty Broadband Corp., Cl. C†	257,166
5,000	Liberty Global plc, Cl. A†	105,050
12,000	Liberty Global plc, Cl. C†	246,420
1,000	Liberty Latin America Ltd., Cl. A†	8,250
269	Liberty Latin America Ltd., Cl. C†	2,190
2,500	Liberty Media Corp.-
	Liberty Braves, Cl. A†	52,200
2,500	Liberty Media Corp.-
	Liberty Braves, Cl. C†	52,525
1,500	Liberty Media Corp.-
	Liberty Formula One, Cl. A†	50,265
1,500	Liberty Media Corp.-
	Liberty Formula One, Cl. C†	54,405
1,098	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	36,322
7,500	Madison Square Garden Entertainment Corp.†	513,675
6,700	Madison Square Garden Sports Corp.†	1,008,216
27,000	MSG Networks Inc., Cl. A†	258,390
8,000	Sinclair Broadcast Group Inc., Cl. A	153,840

		5,198,816

Publishing — 0.5%
28,000	The E.W. Scripps Co., Cl. A	320,320

Retailing — 2.0%
8,000	Aaron’s Inc.	453,200
12,000	CVS Health Corp.	700,800
10,000	Hertz Global Holdings Inc.†	11,100
3,000	Ingles Markets Inc., Cl. A	114,120

		1,279,220

Shares		Market Value

Telecommunication Services — 3.1%
13,500	Millicom International Cellular SA, SDR	$410,916
9,000	Rogers Communications Inc., Cl. B	356,850
18,500	Telephone and Data Systems Inc.	341,140
31,500	United States Cellular Corp.†	930,195

		2,039,101

Transportation — 2.0%
20,000	GATX Corp.	1,275,000

Utilities — 1.6%
26,000	National Fuel Gas Co.	1,055,340

	Total Common Stocks	64,501,001

Closed-End Funds — 0.3%
7,500	Altaba Inc., Escrow†	169,875

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	2,220

Principal Amount

U.S. Government Obligations — 0.3%

$185,000	U.S. Treasury Bills,
	0.105%††,
	12/03/20	184,972

TOTAL INVESTMENTS — 100.0% (Cost $31,953,326)		$64,858,068

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
REIT	Real Estate Investment Trust

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